Schedule of Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments - wealth management products
Warrant	¥ 1,910	3,032
Corporate borrowings from Fanhua Group	48,316	45,811
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments - wealth management products
Warrant	1,910	3,032
Corporate borrowings from Fanhua Group
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments - wealth management products		3,000
Warrant
Corporate borrowings from Fanhua Group
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments - wealth management products
Warrant
Corporate borrowings from Fanhua Group	¥ 48,316	¥ 45,811